Offerings - Offering: 1	Jul. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,201,037
Proposed Maximum Offering Price per Unit	5.345
Maximum Aggregate Offering Price	$ 11,764,542.77
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,624.68
Offering Note	Estimated pursuant to Rules 457(c) and (h) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purposes of calculating the amount of the registration fee, based on the average of the high and low sales prices of the common stock, par value $0.0001 per share (the "Common Stock"), of Tevogen Bio Holdings Inc. reported on the Nasdaq Stock Market on July 8, 2026. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers any additional shares of Common Stock that may become issuable in respect of the securities identified in the table above by reason of any stock dividend, stock split, recapitalization, merger, consolidation, reorganization, or other similar transaction that results in an increase in the number of outstanding shares of Common Stock.